Commitments and Contingencies (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies (Details) [Line Items]
Operating Leases, Rent Expense	$ 182,386	$ 516,952	$ 44,100
Loss Contingency, Number of Disputes	2	2
Description of Lessee Leasing Arrangements, Operating Leases	Company rented office and warehouse space on a monthly basis under written rental agreements. The terms of these agreements range from several months to five years.
Dispute with Entity Contracted to Assist in Raising Capital [Member] | Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Loss Contingency, Estimate of Possible Loss	0	0
Dispute with Entity Contracted to Assist in Raising Capital [Member] | Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Loss Contingency, Estimate of Possible Loss	100,000	100,000
Dispute with Entity Contracted to Provide Project Management Services [Member] | Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Loss Contingency, Estimate of Possible Loss	0	0
Dispute with Entity Contracted to Provide Project Management Services [Member] | Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Loss Contingency, Estimate of Possible Loss	$ 129,000	$ 129,000